Other Income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Income [Abstract]
Schedule of Other Income

Other income consisted of the following:

Other income	Year ended
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
CIR tax credit	7,295	8,125	6,020
Other operating income (including CICE tax credit)	130	1,992	968
Government grants and subsidies	—	5	5
TOTAL	7,425	10,122	6,993